Note 14 - Contingently Redeemable Noncontrolling Interests (Details Textual) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares
Temporary Equity, Accretion to Redemption Value		$ 158
Series A-2 Preferred Shares [Member] | Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member]
Temporary Equity, Stock Issued During Period, Value, New Issues		$ 0
Share Price (in dollars per share) | $ / shares	$ 0.50	$ 0.50
Convertible Instrument, Conversion Price (in dollars per share) | $ / shares	$ 2.5125	$ 2.5125
Temporary Equity, Accretion to Redemption Value	$ 96	$ 158